OTHER INCOME	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
OTHER INCOME

5.	OTHER INCOME

	For the six months ended	For the six months ended
	September 30, 2025	September 30, 2024
	HK$	HK$
	(Unaudited)	(Unaudited)

Bank interest income	154	453
Imputed interest income	2,166	2,045
Reversal of trade payables	20,000	-
Insurance claims	-	336,867

Total	22,320	339,365

GREEN CIRCLE DECARBONIZE TECHNOLOGY LIMITED

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For THE PERIOD ENDED SEPTEMBER 30, 2025 AND SEPTEMBER 30, 2024 (UNAUDITED)

(Expressed in Hong Kong Dollars)